Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with SEC rules, the following table sets forth information with respect to how “compensation actually paid” (CAP) for our NEOs aligns with company performance. CAP is an
SEC-defined
term that does not necessarily reflect the amounts realized by the NEOs or how the Compensation Committee evaluates the link between company performance and NEO compensation. In addition, a significant portion of CAP relates to changes in fair value of unvested awards over the course of each year. Unvested awards remain subject to vesting conditions and possible future declines in value based on changes in the price of our common stock. The ultimate value realized by our NEOs from unvested equity awards will not be determined until the awards vest. For further information regarding the executive compensation program, including how the Compensation Committee evaluates pay-for-performance,
please refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Year 1	Summary Compensation Table Total for CEO 2	Compensation Actually Paid to CEO 3	Average Summary Compensation Table Total for Other NEOs 2	Average Compensation Actually Paid to Other NEOs 3	Value of Initial Fixed $100 Investment Based on: 4			Adjusted Diluted Earnings Per Common Share (EPS) 6
					Total Shareholder Return	Peer Group Total Shareholder Return	Net Income 5 (000s)
2025	$18,755,222	$27,233,933	$7,297,359	$12,964,187	$201	$231	$8,852	$4.87
2024	$26,388,559	$29,406,845	$8,064,444	$ 8,950,965	$147	$183	$5,942	$3.25
2023	$23,871,744	$ 4,173,708	$8,204,771	$ 1,878,242	$135	$143	$5,067	$3.13
2022	$24,386,329	$57,877,151	$8,355,171	$18,470,980	$160	$126	$7,183	$3.90
2021	$21,938,404	$41,631,785	$9,121,613	$14,041,967	$160	$140	$5,855	$3.25

(1)
Richard A. Wurster was the CEO in 2025 and an NEO for 2024, 2023, 2022 and 2021. Walter W. Bettinger II was an NEO in 2025 and the CEO for 2024, 2023, 2022, and 2021. Charles R. Schwab was an NEO for each year presented. Peter B. Crawford and Joseph R. Martinetto were NEOs for 2024, 2023, 2022 and 2021; Jonathan M. Craig and Michael D. Verdeschi were NEOs for 2025 and 2024.

(2)
As reported in or, with respect to the
non-CEO
NEOs, the average of the amounts reported in, the “Total” column of the SCT (the SCT Total) for the applicable year. See the footnotes to the SCTs for further detail regarding the amounts in this column.

(3)	The SCT Total or, with respect to the non-CEO NEOs, the average of the SCT Totals reported for the applicable year, adjusted as follows in accordance with Item 402(v) of Regulation S-K:

Year		SCT Total Compensation	Minus SCT Equity Awards Total i	Plus Fair Value of Current Year Equity Awards at Year-End ii	Plus Change in Fair Value of Unvested Prior Year Equity Awards ii, iii	Plus Change in Fair Value of Equity Awards Vested in Current Year ii, iii	Plus Dividends Paid on Unvested RSUs	Equals Compensation Actually Paid
2025	CEO	$18,755,222	$12,687,572	$15,674,049	$4,393,388	$1,086,710	$12,136	$27,233,933
	Other NEOs	$7,297,359	$3,931,292	$4,856,664	$3,937,659	$747,240	$56,557	$12,964,187

(i)
Amounts in this column reflect the totals or, with respect to the non-CEO
NEOs, the average of the totals under the Stock Awards and Option Awards columns in the 2025 SCT. See the footnotes to the 2025 SCT for further detail regarding the amounts in this column.

(ii)
Fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Fair value of PBRSUs with unsatisfied performance conditions as of the applicable measurement date also reflects the probable outcome of the applicable performance conditions as of that date. Fair value of unvested options is based on the fair value of the options as of the applicable measurement date as determined using an options pricing model. If a vesting event is on a weekend or holiday, the next preceding day’s prices are used for valuation purposes. Dividend equivalents accumulating on unvested PBRSUs are included in the year-end
fair value for the year in which the dividends are accrued.

(iii)	Changes in fair value are measured by comparing fair value as of the end of the applicable year or at vesting, as applicable, to the fair value as of the end of the prior year.

(4)
Cumulative total shareholder return (TSR) of the company and the Dow Jones U.S. Investment Services Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchases of Equity Securities,” of the company’s 2025
10-K,
assuming an initial investment of $100 in the company’s common stock on December 31, 2020 and reinvestment of dividends.

(5)	Net Income as reported in Part II, Item 8, “Financial Statements and Supplementary Data—Consolidated Statements of Income” of the company’s 2025 10-K.

(6)
Adjusted Diluted EPS as reported on page 58 of the company’s 2025
10-K.
For a reconciliation of diluted EPS in accordance with GAAP to the non-GAAP
financial measure Adjusted Diluted EPS, please see Appendix A beginning on page Appendix A-1.

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote	Richard A. Wurster was the CEO in 2025 and an NEO for 2024, 2023, 2022 and 2021. Walter W. Bettinger II was an NEO in 2025 and the CEO for 2024, 2023, 2022, and 2021. Charles R. Schwab was an NEO for each year presented. Peter B. Crawford and Joseph R. Martinetto were NEOs for 2024, 2023, 2022 and 2021; Jonathan M. Craig and Michael D. Verdeschi were NEOs for 2025 and 2024.
Peer Group Issuers, Footnote	the Dow Jones U.S. Investment Services Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchases of Equity Securities,” of the company’s 2025
10-K,
	assuming an initial investment of $100 in the company’s common stock on December 31, 2020 and reinvestment of dividends.
PEO Total Compensation Amount	$ 18,755,222	$ 26,388,559	$ 23,871,744	$ 24,386,329	$ 21,938,404
PEO Actually Paid Compensation Amount	$ 27,233,933	29,406,845	4,173,708	57,877,151	41,631,785
Adjustment To PEO Compensation, Footnote
(3)	The SCT Total or, with respect to the non-CEO NEOs, the average of the SCT Totals reported for the applicable year, adjusted as follows in accordance with Item 402(v) of Regulation S-K:

Year		SCT Total Compensation	Minus SCT Equity Awards Total i	Plus Fair Value of Current Year Equity Awards at Year-End ii	Plus Change in Fair Value of Unvested Prior Year Equity Awards ii, iii	Plus Change in Fair Value of Equity Awards Vested in Current Year ii, iii	Plus Dividends Paid on Unvested RSUs	Equals Compensation Actually Paid
2025	CEO	$18,755,222	$12,687,572	$15,674,049	$4,393,388	$1,086,710	$12,136	$27,233,933
	Other NEOs	$7,297,359	$3,931,292	$4,856,664	$3,937,659	$747,240	$56,557	$12,964,187

(i)
Amounts in this column reflect the totals or, with respect to the non-CEO
NEOs, the average of the totals under the Stock Awards and Option Awards columns in the 2025 SCT. See the footnotes to the 2025 SCT for further detail regarding the amounts in this column.

(ii)
Fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Fair value of PBRSUs with unsatisfied performance conditions as of the applicable measurement date also reflects the probable outcome of the applicable performance conditions as of that date. Fair value of unvested options is based on the fair value of the options as of the applicable measurement date as determined using an options pricing model. If a vesting event is on a weekend or holiday, the next preceding day’s prices are used for valuation purposes. Dividend equivalents accumulating on unvested PBRSUs are included in the year-end
fair value for the year in which the dividends are accrued.

(iii)	Changes in fair value are measured by comparing fair value as of the end of the applicable year or at vesting, as applicable, to the fair value as of the end of the prior year.

Non-PEO NEO Average Total Compensation Amount	$ 7,297,359	8,064,444	8,204,771	8,355,171	9,121,613
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,964,187	8,950,965	1,878,242	18,470,980	14,041,967
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The SCT Total or, with respect to the non-CEO NEOs, the average of the SCT Totals reported for the applicable year, adjusted as follows in accordance with Item 402(v) of Regulation S-K:

Year		SCT Total Compensation	Minus SCT Equity Awards Total i	Plus Fair Value of Current Year Equity Awards at Year-End ii	Plus Change in Fair Value of Unvested Prior Year Equity Awards ii, iii	Plus Change in Fair Value of Equity Awards Vested in Current Year ii, iii	Plus Dividends Paid on Unvested RSUs	Equals Compensation Actually Paid
2025	CEO	$18,755,222	$12,687,572	$15,674,049	$4,393,388	$1,086,710	$12,136	$27,233,933
	Other NEOs	$7,297,359	$3,931,292	$4,856,664	$3,937,659	$747,240	$56,557	$12,964,187

(i)
Amounts in this column reflect the totals or, with respect to the non-CEO
NEOs, the average of the totals under the Stock Awards and Option Awards columns in the 2025 SCT. See the footnotes to the 2025 SCT for further detail regarding the amounts in this column.

(ii)
Fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Fair value of PBRSUs with unsatisfied performance conditions as of the applicable measurement date also reflects the probable outcome of the applicable performance conditions as of that date. Fair value of unvested options is based on the fair value of the options as of the applicable measurement date as determined using an options pricing model. If a vesting event is on a weekend or holiday, the next preceding day’s prices are used for valuation purposes. Dividend equivalents accumulating on unvested PBRSUs are included in the year-end
fair value for the year in which the dividends are accrued.

(iii)	Changes in fair value are measured by comparing fair value as of the end of the applicable year or at vesting, as applicable, to the fair value as of the end of the prior year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Measures Schwab Considers Important in Evaluating Executive Pay for Performance

Adjusted Diluted EPS

ROTCE / Cost of Equity (COE)

Stock Price

Total Shareholder Return Amount	$ 201	147	135	160	160
Peer Group Total Shareholder Return Amount	231	183	143	126	140
Net Income (Loss)	$ 8,852,000	$ 5,942,000	$ 5,067,000	$ 7,183,000	$ 5,855,000
Company Selected Measure Amount	4.87	3.25	3.13	3.9	3.25
PEO Name	Walter W. Bettinger II
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Non-GAAP Measure Description	Adjusted Diluted EPS as reported on page 58 of the company’s 2025
10-K.
For a reconciliation of diluted EPS in accordance with GAAP to the non-GAAP
	financial measure Adjusted Diluted EPS, please see Appendix A beginning on page Appendix A-1.
Measure:: 2
Pay vs Performance Disclosure
Name	ROTCE / Cost of Equity (COE)
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,674,049
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,393,388
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,086,710
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,136
PEO | Equity Awards Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,687,572)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,856,664
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,937,659
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	747,240
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,557
Non-PEO NEO | Equity Awards Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,931,292)